Goodwill (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gross amount of goodwill
Balance at beginning of period	SFr 8,633	SFr 8,804
Foreign currency translation impact	29	(158)
Other	(5)	(13)
Balance at end of period	8,657	8,633
Accumulated impairment
Balance at beginning of period	3,891	3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	4,766	4,742
Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	610	623
Foreign currency translation impact	2	(13)
Other	3	0
Balance at end of period	615	610
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	615	610
Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,544	1,612
Foreign currency translation impact	8	(55)
Other	(8)	(13)
Balance at end of period	1,544	1,544
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	1,544	1,544
Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period	2,268	2,318
Foreign currency translation impact	10	(50)
Other	0	0
Balance at end of period	2,278	2,268
Accumulated impairment
Balance at beginning of period	772	772
Balance at end of period	772	772
Net book value
Net book value	1,506	1,496
Operating Segments | Global Markets
Gross amount of goodwill
Balance at beginning of period	3,178	3,195
Foreign currency translation impact	4	(17)
Other	0	0
Balance at end of period	3,182	3,178
Accumulated impairment
Balance at beginning of period	2,719	2,719
Balance at end of period	2,719	2,719
Net book value
Net book value	463	459
Operating Segments | Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period	1,021	1,044
Foreign currency translation impact	5	(23)
Other	0	0
Balance at end of period	1,026	1,021
Accumulated impairment
Balance at beginning of period	388	388
Balance at end of period	388	388
Net book value
Net book value	638	633
Operating Segments | Strategic Resolution Unit
Gross amount of goodwill
Balance at beginning of period	12	12
Foreign currency translation impact	0	0
Other	0	0
Balance at end of period	12	12
Accumulated impairment
Balance at beginning of period	12	12
Balance at end of period	12	12
Net book value
Net book value	0	0
Bank
Gross amount of goodwill
Balance at beginning of period	7,927	8,080
Foreign currency translation impact	25	(140)
Other	(5)	(13)
Balance at end of period	7,947	7,927
Accumulated impairment
Balance at beginning of period	3,891	3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	4,056	4,036
Bank | Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	592	605
Foreign currency translation impact	2	(13)
Other	3	0
Balance at end of period	597	592
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	597	592
Bank | Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,531	1,598
Foreign currency translation impact	8	(54)
Other	(8)	(13)
Balance at end of period	1,531	1,531
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	1,531	1,531
Bank | Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period	2,044	2,090
Foreign currency translation impact	9	(46)
Other	0	0
Balance at end of period	2,053	2,044
Accumulated impairment
Balance at beginning of period	772	772
Balance at end of period	772	772
Net book value
Net book value	1,281	1,272
Bank | Operating Segments | Global Markets
Gross amount of goodwill
Balance at beginning of period	2,837	2,842
Foreign currency translation impact	1	(5)
Other	0	0
Balance at end of period	2,838	2,837
Accumulated impairment
Balance at beginning of period	2,719	2,719
Balance at end of period	2,719	2,719
Net book value
Net book value	119	118
Bank | Operating Segments | Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period	911	933
Foreign currency translation impact	5	(22)
Other	0	0
Balance at end of period	916	911
Accumulated impairment
Balance at beginning of period	388	388
Balance at end of period	388	388
Net book value
Net book value	528	523
Bank | Operating Segments | Strategic Resolution Unit
Gross amount of goodwill
Balance at beginning of period	12	12
Foreign currency translation impact	0	0
Other	0	0
Balance at end of period	12	12
Accumulated impairment
Balance at beginning of period	12	12
Balance at end of period	12	12
Net book value
Net book value	SFr 0	SFr 0